2. Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2021
Accounting Policies [Abstract]
Schedule of Earnings Per Share, Basic and Diluted

The following table sets for the computation of basic and diluted earnings per share the nine months ended March 31, 2021 and 2020:

	March 31, 2021	March 31, 2020
Basic and diluted
Net loss	$(5,380,270)	$(1,337,347)

Net loss per share
Basic	$(0.008)	$(0.003)
Diluted	$(0.008)	$(0.003)

Weighted average number of shares outstanding:
Basic & diluted	684,096,652	492,698,294